UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.1%
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Bayerische Motoren Werke AG                                                         2,840,850   $     183,250,878
------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                 80,555         143,514,998
------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                  2,048,812         129,185,200
                                                                                                ------------------
                                                                                                      455,951,076
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
Carnival Corp.                                                                      4,464,332         217,725,472
------------------------------------------------------------------------------------------------------------------
International Game Technology                                                       2,563,461         101,769,402
------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                    2,501,800         126,991,368
------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                       569,030          19,887,599
------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                              1,090,500          18,102,300
                                                                                                ------------------
                                                                                                      484,476,141
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Koninklijke (Royal) Philips Electronics NV                                          5,108,946         216,584,211
------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                          4,618,428         237,438,776
                                                                                                ------------------
                                                                                                      454,022,987
------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                                                           2,342,200          37,950,774
------------------------------------------------------------------------------------------------------------------
MEDIA--5.3%
Citadel Broadcasting Corp.                                                            374,012           2,412,377
------------------------------------------------------------------------------------------------------------------
Dish TV India Ltd. 1                                                               10,934,339          28,662,178
------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                1,077,000          51,491,370
------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                    6,943,888         191,720,748
------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                         4,918,347          82,837,821
------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                      14,000,000          42,436,714
------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                     42,077,323         127,073,515
------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                               4,870,200         166,268,628
------------------------------------------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                                                        9,508,121          14,832,715
------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                       6,241,370          93,367,739
------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                 19,016,242         138,890,278
------------------------------------------------------------------------------------------------------------------
Zee News Ltd. 1                                                                     8,597,243           9,705,032
                                                                                                ------------------
                                                                                                      949,699,115
------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
H&M Hennes & Mauritz AB, Cl. B                                                      5,867,306         346,837,689
------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                       3,000,200         176,973,459
------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                       3,498,978         185,655,773
                                                                                                ------------------
                                                                                                      709,466,921
------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Bulgari SpA                                                                         5,978,800          95,887,223
------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                  6,030,519          82,404,999
------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                       1,325,800          62,829,662
------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                   2,130,510         245,549,537
------------------------------------------------------------------------------------------------------------------
Tod's SpA                                                                             510,204          45,665,278
                                                                                                ------------------
                                                                                                      532,336,699

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.6%
Companhia de Bebidas das Americas, ADR, Preference                                  2,019,510   $     141,365,700
------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                          4,984,051         103,788,523
------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                           33,465,438         131,185,384
------------------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                                    15,408,976          83,937,450
                                                                                                ------------------
                                                                                                      460,277,057
------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Seven & I Holdings Co. Ltd.                                                         1,937,863          55,401,241
------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                          17,738,508         148,495,157
------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                               3,363,500         161,817,985
                                                                                                ------------------
                                                                                                      365,714,383
------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                              13,408,505         182,440,080
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Colgate-Palmolive Co.                                                               2,018,200         130,880,270
------------------------------------------------------------------------------------------------------------------
Hindustan Unilever Ltd.                                                            18,225,796          84,446,263
------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                               4,208,239         230,426,420
                                                                                                ------------------
                                                                                                      445,752,953
------------------------------------------------------------------------------------------------------------------
ENERGY--5.9%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Technip SA                                                                          2,705,910         223,273,499
------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                  2,260,232         239,539,387
                                                                                                ------------------
                                                                                                      462,812,886
------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.3%
BP plc, ADR                                                                         1,980,458         142,870,240
------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                       1,603,116         135,046,492
------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                  2,705,283         222,720,788
------------------------------------------------------------------------------------------------------------------
Total SA                                                                            1,288,222         104,573,779
                                                                                                ------------------
                                                                                                      605,211,299
------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.7%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.4%
Credit Suisse Group                                                                 3,481,681         246,935,424
------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                      2,303,502         193,217,748
------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                2,702,644         173,617,851
                                                                                                ------------------
                                                                                                      613,771,023
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.0%
BNP Paribas SA                                                                        409,260          48,756,707
------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                   9,463,550         172,467,244
------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                      1,078,400          53,003,360
------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc.                                                                  23,822          56,841,764
------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                             21,610,134         273,299,977
------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                               907,205         167,641,050
------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                  13,448         125,605,685
                                                                                                ------------------
                                                                                                      897,615,787
------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                                              3,133,156          80,847,857
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Investor AB, B Shares                                                               4,293,594         111,088,424

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------
INSURANCE--5.3%
ACE Ltd.                                                                            1,799,251   $     112,489,173
------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                           866,000          44,512,400
------------------------------------------------------------------------------------------------------------------
Allianz SE 2                                                                        1,059,411         247,485,063
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                  1,295,800          90,744,874
------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                      28,150         101,480,750
------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                            2,600,000          97,239,146
------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                     11,154,969         158,855,535
------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                              1,193,400         100,591,686
                                                                                                ------------------
                                                                                                      953,398,627
------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.8%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
3SBio, Inc., ADS 1                                                                    755,600           7,283,984
------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1                                                      1,335,500          18,256,285
------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                     863,952          65,366,608
------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                             3,726,804         144,488,191
------------------------------------------------------------------------------------------------------------------
InterMune, Inc. 1                                                                   1,214,900          31,514,506
------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                            949,512          23,062,992
------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                                     801,562          14,363,991
------------------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                                              758,140           7,437,353
------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                  1,258,800          40,281,600
                                                                                                ------------------
                                                                                                      352,055,510
------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Boston Scientific Corp. 1                                                           7,738,757         118,712,532
------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                     1,205,150          62,499,079
------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                  7,468,357          92,420,475
------------------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,3,4                                                                960,000          15,846,831
                                                                                                ------------------
                                                                                                      289,478,917
------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Affymetrix, Inc. 1                                                                  1,500,000          37,335,000
------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                               1,260,528          11,962,411
                                                                                                ------------------
                                                                                                       49,297,411
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Chugai Pharmaceutical Co. Ltd. 2                                                    2,959,082          53,233,435
------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                     661,400          40,755,468
------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                         1,561,448          87,890,719
------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                647,000          70,602,357
------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                    1,205,648         213,874,018
------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                   2,052,313         165,722,198
------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                 5,410,380          88,323,767
                                                                                                ------------------
                                                                                                      720,401,962
------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.2%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                                                          1,296,884         124,708,365
------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                           3,724,596         179,562,773
------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co. 2                                           5,574,650         180,576,793

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                               1,053,610   $      99,176,309
------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                              1,168,600          90,998,882
------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                        1,932,084         104,120,007
                                                                                                ------------------
                                                                                                      779,143,129
------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Assa Abloy AB, Cl. B                                                                4,134,971          91,203,927
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Experian Group Ltd.                                                                 3,003,185          37,835,916
------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                      1,869,000          88,194,030
                                                                                                ------------------
                                                                                                      126,029,946
------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                                                3,874,620         181,332,216
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                                              2,087,000         181,130,730
------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                              6,452,920          64,081,906
------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                          2,786,387         399,940,910
                                                                                                ------------------
                                                                                                      645,153,546
------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Fanuc Ltd.                                                                            486,100          50,218,818
------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                     413,807         154,530,947
                                                                                                ------------------
                                                                                                      204,749,765
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.4%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.3%
Cisco Systems, Inc. 1                                                               2,859,399          79,634,262
------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                     7,883,298         201,418,264
------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                            9,723,392         244,737,777
------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                        4,558,762         101,403,854
------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                         172,772,636         689,200,357
                                                                                                ------------------
                                                                                                    1,316,394,514
------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Benq Corp. 1                                                                       53,409,000          20,231,913
------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                                                          3,827,716         126,685,640
------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                         377,551          82,578,261
------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                         929,300          99,175,651
------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                       2,319,204         174,223,889
------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                           642,308          37,769,015
                                                                                                ------------------
                                                                                                      520,432,456
------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc. 1                                                                        8,264,808         265,961,521
------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                      1,169,100          31,717,683
                                                                                                ------------------
                                                                                                      297,679,204
------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.1%
Automatic Data Processing, Inc.                                                     4,034,200         195,537,674
------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                           4,032,293         191,094,333
                                                                                                ------------------
                                                                                                      386,632,007

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc. 2                                                                       1,231,182   $      72,296,007
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.3%
Advanced Micro Devices, Inc. 1                                                     10,723,842         153,350,941
------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                                        5,381,718         119,097,419
------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                        3,708,468          95,863,898
------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                             2,225,030          80,501,585
------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                     4,350,655         145,355,384
------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                     11,826,300         184,234,942
------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                               174,424         106,861,486
------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                        51,756,973         111,652,449
------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                    4,256,376          47,373,465
------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                        3,595,800          96,259,566
                                                                                                ------------------
                                                                                                    1,140,551,135
------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Adobe Systems, Inc. 1                                                               4,504,754         180,865,873
------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                          2,500,000          63,147,208
------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                      5,527,700         166,273,216
------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                     9,440,702         278,217,488
------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                     320,300         117,324,102
------------------------------------------------------------------------------------------------------------------
SAP AG                                                                              4,090,629         209,611,171
                                                                                                ------------------
                                                                                                    1,015,439,058
------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                         666,100          47,952,539
------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                           218,195          42,543,665
                                                                                                ------------------
                                                                                                       90,496,204
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
KDDI Corp.                                                                             24,477         181,502,546
------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                            6,113,336         167,199,740
------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                116,684,569         393,181,868
                                                                                                ------------------
                                                                                                      741,884,154
------------------------------------------------------------------------------------------------------------------
UTILITIES--0.6%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                                                          3,753,300         117,219,190
                                                                                                ------------------
Total Common Stocks (Cost $11,442,116,570)                                                         17,960,936,260
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.4%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 4,5
(Cost $66,217,945)                                                                 66,217,945          66,217,945
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED) (COST $11,508,334,515)                                     18,027,154,205
------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.1% 6
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
Undivided interest of 14.50% in joint repurchase agreement (Principal
Amount/Value $500,000,000 with a maturity value of $500,225,625) with
Barclays Capital, 5.415%, dated 6/29/07, to be repurchased at $72,532,716 on 7/2/07, collateralized by Private Label CMOs, 0%, 5/27/35-2/25/48,
with a value of $525,000,000                                                 $     72,500,000   $      72,500,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 15% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,225,625) with
Credit Suisse First Boston LLC, 5.415%, dated 6/29/07, to be repurchased at $75,033,844 on 7/2/07, collateralized by Private Label CMOs, 0%-5.85%,
2/15/22-3/15/39, with a value of $525,005,020                                      75,000,000          75,000,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 23.32% in joint repurchase agreement (Principal
Amount/Value $750,000,000 with a maturity value of $750,338,438) with
Barclays Capital, 5.415%, dated 6/29/07, to be repurchased at $174,978,924 on 7/2/07, collateralized by Private Label CMOs, 0%, 11/12/16-2/25/48,
with a value of $787,500,000                                                      174,900,000         174,900,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.99% in joint repurchase agreement (Principal
Amount/Value $1,320,000,000, with a maturity value of $1,320,596,750)
with Nomura Securities, 5.425%, dated 6/29/07, to be repurchased at
$52,664,454 on 7/2/07, collateralized by Private Label CMOs, 0%-6.75%,
10/25/21-1/25/47, with a value of $1,386,000,000                                   52,640,656          52,640,656
                                                                                                ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $375,040,656)                                                                                   375,040,656
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,883,375,171)                                      101.9%     18,402,194,861
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (1.9)       (341,821,104)

                                                                             -------------------------------------
NET ASSETS                                                                              100.0%  $  18,060,373,757
                                                                             =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security.  See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $15,846,831, which represents 0.09% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS           GROSS          SHARES
                                                     SEPTEMBER 30, 2006       ADDITIONS      REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                                            2,500,000       1,062,300       3,562,300              --

Oppenheimer Institutional Money Market Fund, Cl. E                   --   1,303,609,214   1,237,391,269      66,217,945

Swiss Medical SA                                                960,000              --              --         960,000

                                                                                                               DIVIDEND
                                                                                                  VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                                                                        $          --   $          --

Oppenheimer Institutional Money Market Fund, Cl. E                                           66,217,945       3,335,321

Swiss Medical SA                                                                             15,846,831              --
                                                                                          ------------------------------
                                                                                          $  82,064,776   $   3,335,321
                                                                                          ==============================

5. Rate shown is the 7-day yield as of June 30, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE      PERCENT
--------------------------------------------------------------------------------
United States                                      $ 6,549,508,447         35.6%
United Kingdom                                       2,156,856,078         11.7
Japan                                                1,957,943,666         10.6
Sweden                                               1,238,330,397          6.7
Germany                                              1,183,803,020          6.4
France                                                 978,579,762          5.3
Switzerland                                            591,243,826          3.2
India                                                  520,634,159          2.8
Korea, Republic of South                               428,592,173          2.3
Mexico                                                 406,843,582          2.2
The Netherlands                                        397,161,004          2.2
Taiwan                                                 363,492,769          2.0
Brazil                                                 320,928,473          1.8
Canada                                                 319,959,934          1.7
Cayman Islands                                         213,080,859          1.2
Spain                                                  176,973,459          1.0
Italy                                                  141,552,501          0.8
Finland                                                117,219,190          0.6
Norway                                                 101,403,854          0.6
Denmark                                                 70,602,357          0.4
Hong Kong                                               64,081,906          0.4
Singapore                                               42,436,714          0.2
Jersey, Channel Islands                                 37,835,916          0.2
Argentina                                               15,846,831          0.1
China                                                    7,283,984          0.0

                                                   -----------------------------
Total                                              $18,402,194,861        100.0%
                                                   =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for

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OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION                VALUATION AS OF    UNREALIZED
SECURITY                     DATES          COST    JUNE 30, 2007  DEPRECIATION
--------------------------------------------------------------------------------
Swiss Medical SA   5/19/94-7/10/02  $ 30,390,000  $    15,846,831  $ 14,543,169

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $357,462,663, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $375,040,656 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  11,921,899,338
Federal tax cost of other investments                16,524,873
                                              -----------------
Total federal tax cost                        $  11,938,424,211
                                              =================

Gross unrealized appreciation                 $   6,651,848,712
Gross unrealized depreciation                      (171,466,252)
                                              -----------------
Net unrealized appreciation                   $   6,480,382,460
                                              =================

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

07/27/2007 07:48 AM


                          11 | OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007